Investments - Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 30	$ 30	$ 42	$ 35	$ 46
Realized - impairments	(24)	(48)	(51)	(51)	(11)
Realized gains (losses) on securities	6	(18)	(9)	(16)	35
Net of tax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	19	19	27	23	30
Realized - impairments	(15)	(31)	(33)	(33)	(7)
Realized gains (losses) on securities	4	(12)	(6)	(10)	23
Change in Unrealized	207	370	82	(278)	162
Total pretax
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	30	30	42	35	46
Realized - impairments	(24)	(48)	(51)	(51)	(11)
Realized gains (losses) on securities	6	(18)	(9)	(16)	35
Change in Unrealized	318	570	126	(427)	249
Fixed maturities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	21	29	32	24	32
Realized - impairments	(13)	(25)	(25)	(28)	(8)
Realized gains (losses) on securities	8	4	7	(4)	24
Change in Unrealized	514	1,007	127	(698)	465
Equity securities
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	12	8	17	17	16
Realized - impairments	(23)	(36)	(41)	(36)	(8)
Realized gains (losses) on securities	(11)	(28)	(24)	(19)	8
Change in Unrealized	52	41	51	(49)	6
Mortgage loans and other investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	2	0	0	(1)	0
Realized - impairments	0	0	0	(2)	0
Realized gains (losses) on securities	2	0	0	(3)	0
Change in Unrealized	0	0	0	0	0
Other, Including DPAC and reserves on annuity and long-term care
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(5)	(7)	(7)	(5)	(2)
Realized - impairments	12	13	15	15	5
Realized gains (losses) on securities	7	6	8	10	3
Change in Unrealized	(248)	(478)	(52)	320	(222)
Tax effects
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(11)	(11)	(15)	(12)	(16)
Realized - impairments	9	17	18	18	4
Realized gains (losses) on securities	(2)	6	3	6	(12)
Change in Unrealized	$ (111)	$ (200)	$ (44)	$ 149	$ (87)